Dividend	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Dividend
31.	Dividend
The dividends paid by the Group in 2022, 2023 and 2024 were
￦
450,394 million (
￦
1,910 per share),
￦
501,844 million (
￦
1,960 per share),
￦
482,970 million (
￦
1,960 per share) respectively. The quarterly dividends paid by the Group in 2024 were
￦
368,685 million (
￦
500 per share). A dividend in respect of the year ended December 31, 2024, of
￦
500 per share, amounting to a total dividend of
￦
122,916 million, was proposed at the shareholders’ meeting on March 31, 2025.